Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,038,529	$ 417,280	$ 304,713	$ 89,716	$ 2,850,238
Chile/CL-AN/Copper/Open Pit [Member]
Total	17,250	6,527	18,979	0	42,756
Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]
Total	1,431,886	357,064	254,601	81,975	2,125,526
Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]
Total	$ 589,393	$ 53,689	29,104	$ 7,741	679,927
US/US-AZ/Copper/Molybdenum/Open Pit [Member]
Total			277		277
US/US-AZ/Copper/Open Pit [Member]
Total			1,100		1,100
US/US-NM/Copper/Open Pit [Member]
Total			460		460
US/US-UT/Copper/Open Pit [Member]
Total			$ 192		$ 192